SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Balance at beginning of the year
Fair value changes	(2,647,942)
Balance at end of the year	902,287
Warrant [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the year
Issuance (c)	11,800,162
Fair value changes	(2,647,942)
Exercise	(8,249,933)
Balance at end of the year	902,287
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the year
Issuance (c)	6,027,678
Fair value changes	(3,022,980)
Exercise	(2,110,348)
Balance at end of the year	$ 894,350
Series A Warrants [Member] | Pre Split [Member]
Class of Warrant or Right [Line Items]
Balance shares at beginning of the year
Issuance (c)	$ 6,027,678
Balance shares at beginning of the year	102,831,577
Fair value changes	$ 3,022,980
Balance shares at beginning of the year
Balance shares at beginning of the year	(66,894,433)
Balance shares at end of the year	35,937,144
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Balance at beginning of the year
Issuance (c)	5,772,484
Fair value changes	375,038
Exercise	(6,139,585)
Balance at end of the year	$ 7,937
Series B Warrants [Member] | Pre Split [Member]
Class of Warrant or Right [Line Items]
Balance shares at beginning of the year
Issuance (c)	$ 5,772,484
Balance shares at beginning of the year	73,317,543
Fair value changes	$ 375,038
Balance shares at beginning of the year
Balance shares at beginning of the year	(73,116,067)
Balance shares at end of the year	201,476